Cover	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 07, 2023
Entity Registrant Name	MGP Ingredients, Inc.
Entity Incorporation, State or Country Code	KS
Entity File Number	0-17196
Entity Tax Identification Number	45-4082531
Entity Address, Address Line One	Cray Business Plaza
Entity Address, Address Line Two	100 Commercial Street
Entity Address, Address Line Three	Box 130
Entity Address, City or Town	Atchison
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66002
City Area Code	913
Local Phone Number	367-1480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, no par value
Trading Symbol	MGPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000835011